BIOLOGICAL ASSETS (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
BIOLOGICAL ASSETS
Carrying amount, beginning of year	$ 1,088,528	$ 114,559
Effect of unrealized changes in fair value of biological assets	544,493	2,818,442
Biological assets purchased	197,432	3,841
Biological assets expensed in R&D	(82,208)	0
Biological assets sold	0	(133,680)
Transferred to inventory upon harvest	(572,473)	(1,714,634)
Carrying amount, end of period	$ 1,175,772	$ 1,088,528